UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Ariel MidCap Value Portfolio



This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                          ARIEL
                                                                                         MIDCAP
                                                                                          VALUE
                                                                                        PORTFOLIO
                                                                                     ----------------
                                                                                     ----------------
ASSETS:
     Investments in securities, market value  (1)                                  $     233,840,496
     Cash                                                                                    122,031
     Dividends receivable                                                                    215,048
                                                                                     ----------------
                                                                                     ----------------

     Total assets                                                                        234,177,575
                                                                                     ----------------
                                                                                     ----------------

LIABILITIES:

     Due to investment adviser                                                               191,194
     Payable for investments purchased                                                     4,051,865
                                                                                     ----------------
                                                                                     ----------------

     Total liabilities                                                                     4,243,059
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     229,934,516
                                                                                     ================
                                                                                     ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $       1,204,742
     Additional paid-in capital                                                          210,013,512
     Net unrealized appreciation on investments                                           20,088,614
     Undistributed net investment income                                                      34,783
     Accumulated net realized loss on investments                                         (1,407,135)
                                                                                     ----------------
                                                                                     ----------------

NET ASSETS                                                                         $     229,934,516
                                                                                     ================
                                                                                     ================

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           19.09
                                                                                     ================
                                                                                     ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          150,000,000
     Outstanding                                                                          12,047,409

(1)  Cost of investments in securities:                                            $     213,751,882

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                                           ARIEL
                                                                                          MIDCAP
                                                                                           VALUE
                                                                                         PORTFOLIO
                                                                                      ----------------
                                                                                      ----------------
INVESTMENT INCOME:
     Interest                                                                       $          51,138
     Income from securities lending                                                            32,451
     Dividends                                                                                966,721
                                                                                      ----------------
                                                                                      ----------------

     Total income                                                                           1,050,310
                                                                                      ----------------
                                                                                      ----------------

EXPENSES:

     Audit fees                                                                                 8,014
     Bank and custodial fees                                                                    8,636
     Investment administration                                                                 39,518
     Management fees                                                                          799,236
     Other expenses                                                                            12,015
                                                                                      ----------------
                                                                                      ----------------

     Total expenses                                                                           867,419

     Less amount reimbursed by investment adviser                                               3,028
                                                                                      ----------------
                                                                                      ----------------

     Net expenses                                                                             864,391
                                                                                      ----------------
                                                                                      ----------------

NET INVESTMENT INCOME                                                                         185,919
                                                                                      ----------------
                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                                      (2,040,434)
     Change in net unrealized depreciation on investments                                  28,615,333
                                                                                      ----------------
                                                                                      ----------------

     Net realized and unrealized gain on investments                                       26,574,899
                                                                                      ----------------
                                                                                      ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $      26,760,818
                                                                                      ================
                                                                                      ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                                                             ARIEL MIDCAP VALUE
                                                                                 PORTFOLIO
                                                                       -------------------------------
                                                                       -------------------------------
                                                                           2003             2002
                                                                       -------------    --------------
                                                                       -------------    --------------
                                                                        UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                            $      185,919   $       254,096
    Net realized gain (loss) on investments                              (2,040,434)        4,449,674
    Change in net unrealized depreciation on investments                 28,615,333       (20,460,297)
                                                                       -------------    --------------
                                                                       -------------    --------------

    Net increase (decrease) in net assets resulting from operations      26,760,818       (15,756,527)
                                                                       -------------    --------------
                                                                       -------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (151,136)         (307,249)
    From net realized gains                                                                (3,656,503)
                                                                       -------------    --------------
                                                                       -------------    --------------

    Total distributions                                                    (151,136)       (3,963,752)
                                                                       -------------    --------------
                                                                       -------------    --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    78,627,924       101,934,003
    Reinvestment of distributions                                           151,136         3,963,752
    Redemptions of shares                                               (22,994,471)      (25,177,413)
                                                                       -------------    --------------
                                                                       -------------    --------------

    Net increase in net assets resulting from share transactions         55,784,589        80,720,342
                                                                       -------------    --------------
                                                                       -------------    --------------

    Total increase in net assets                                         82,394,271        61,000,063

NET ASSETS:
    Beginning of period                                                 147,540,245        86,540,182
                                                                       -------------    --------------
                                                                       -------------    --------------

    End of period (1)                                                $  229,934,516   $   147,540,245
                                                                       =============    ==============
                                                                       =============    ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                  4,702,892         5,432,421
    Issued in reinvestment of distributions                                   8,039           231,830
    Redeemed                                                             (1,373,618)       (1,389,625)
                                                                       -------------    --------------
                                                                       -------------    --------------

    Net increase                                                          3,337,313         4,274,626
                                                                       =============    ==============
                                                                       =============    ==============

(1) Including undistributed net investment income                    $       34,783   $

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                   Six Months Ended              Year Ended December 31,
                                   ----------------------------------------------------------------
                                   ----------------------------------------------------------------
                                   June 30, 2003  2002 ~    2001 ~     2000 ~    1999 ~ ^   1998 ~
                                   --------------------   --------  ---------  --------------------
                                   --------------------   --------  ---------  ---------  ---------
                                        UNAUDITED
Net Asset Value, Beginning of Period $ 16.94 $   19.51  $   17.24 $    15.41 $    18.42 $    15.53

Income from Investment Operations

Net investment income (loss)            0.01      0.01       0.54       0.04       0.11      (0.09)
Net realized and unrealized gain (loss) 2.15     (2.13)      2.56       2.78       0.03       5.06
                                   ----------  --------   --------  ---------  ---------  ---------
                                   ----------  --------   --------  ---------  ---------  ---------

Total Income (Loss) From                2.16     (2.12)      3.10       2.82       0.14       4.97
                                   ----------  --------   --------  ---------  ---------  ---------
                                   ----------  --------   --------  ---------  ---------  ---------
    Investment Operations

Less Distributions

From net investment income             (0.01)    (0.02)     (0.06)     (0.11)     (0.12)
From net realized gains                          (0.43)     (0.77)     (0.88)     (3.03)     (2.08)
                                   ----------  --------   --------  ---------  ---------  ---------
                                   ----------  --------   --------  ---------  ---------  ---------

Total Distributions                    (0.01)    (0.45)     (0.83)     (0.99)     (3.15)     (2.08)
                                   ----------  --------   --------  ---------  ---------  ---------
                                   ----------  --------   --------  ---------  ---------  ---------

Net Asset Value, End of Period   $     19.09 $   16.94  $   19.51 $    17.24 $    15.41 $    18.42
                                   ==========  ========   ========  =========  =========  =========
                                   ==========  ========   ========  =========  =========  =========


Total Return                          12.77% o (10.77%)    18.20%     18.69%      0.26%     33.77%

Net Assets, End of Period ($000) $   229,935 $ 147,540  $  86,540 $   63,697 $   67,499 $  317,548

Ratio of Expenses to Average Net Assets:
    - Before Reimbursement             1.03% *   1.06%      1.13%      1.19%      1.04%      1.02%
    - After Reimbursement #            1.02% *   1.06%      1.10%      1.10%      1.04%      1.02%

Ratio of Net Investment Income (Loss) to
    Average Net Assets:

    - Before Reimbursement             0.21% *   0.21%      0.38%      0.61%      0.36%     (0.64%)
    - After Reimbursement #            0.22% *   0.21%      0.41%      0.70%      0.36%     (0.64%)

Portfolio Turnover Rate               23.73% o  18.30%     26.68%     41.65%    182.75%     87.81%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 ^ The per share information was computed based on average shares.

 # Percentages are shown net of expenses reimbursed by Maxim Capital Management, LLC.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10% of the average daily net assets of the Portfolio. Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $90,840,671 and $39,509,190, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $213,881,183. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $25,436,598 and gross depreciation of securities in which there was an excess of tax cost over value of $5,477,285, resulting in net appreciation of $19,959,313.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York, effective December 1, 2001. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of June 30, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Ariel Mid-Cap Value Portfolio

COMMON STOCK

BANKS --- 4.53%

    253,700 Northern Trust Corp                                       10,602,123
                                                                     $10,602,123

COMPUTER SOFTWARE & SERVICES --- 0.00%
      3,099 Per-Se Technologies Inc (wts) @*                                   0
                                                                              $0

FINANCIAL SERVICES --- 6.93%
    141,300 Franklin Resources Inc                                     5,520,591
    384,000 Janus Capital Group Inc*                                   6,297,600
    116,600 T Rowe Price Group Inc                                     4,401,650
                                                                     $16,219,841

FOOD & BEVERAGES --- 1.17%
    100,600 McCormick & Co Inc (nonvtg)                                2,736,320
                                                                      $2,736,320

HEALTH CARE RELATED --- 5.91%
    536,980 IMS Health Inc                                             9,660,270
    123,100 Omnicare Inc                                               4,159,549
                                                                     $13,819,819

HOTELS/MOTELS --- 3.85%

    276,600 Carnival Corp                                              8,992,266
                                                                      $8,992,266

HOUSEHOLD GOODS --- 4.13%
     97,000 Black & Decker Corp                                        4,214,650
    127,400 Clorox Co                                                  5,433,610
                                                                      $9,648,260

INSURANCE RELATED --- 9.92%
    200,900 MBIA Inc                                                   9,793,890
    170,100 St Paul Cos Inc                                            6,210,351
     86,600 XL Capital Ltd Class A                                     7,187,800
                                                                     $23,192,041

MEDICAL PRODUCTS --- 5.13%
    291,400 Apogent Technologies Inc*                                  5,828,000
    237,200 Baxter International Inc                                   6,167,200
                                                                     $11,995,200

OFFICE EQUIPMENT & SUPPLIES --- 4.00%
    243,500 Pitney Bowes Inc                                           9,352,835
                                                                      $9,352,835

PERSONAL LOANS --- 2.08%
    233,050 MBNA Corp                                                  4,856,762
                                                                      $4,856,762

PRINTING & PUBLISHING --- 3.98%
     86,900 McClatchy Co Class A                                       5,007,178
     88,900 Tribune Co                                                 4,293,870
                                                                      $9,301,048

REAL ESTATE --- 2.70%
    165,725 Rouse Co REIT                                              6,314,123
                                                                      $6,314,123

RESTAURANTS --- 2.85%

    225,200 Yum! Brands Inc*                                           6,656,912
                                                                      $6,656,912

RETAIL --- 7.12%

    176,100 Kroger Co*                                                 2,937,348
    174,200 Safeway Inc*                                               3,564,132
    119,300 Tiffany & Co                                               3,898,724
    515,500 Toys R Us Inc*                                             6,247,860
                                                                     $16,648,064

SPECIALIZED SERVICES --- 25.87%
    520,600 Accenture Ltd*                                             9,417,654
    420,400 Cendant Corp*                                              7,701,728
    101,500 Certegy Inc*                                               2,816,625
    171,800 Dun & Bradstreet Corp*                                     7,060,980
    160,600 Equifax Inc                                                4,175,600
     70,500 H&R Block Inc                                              3,049,125
    231,900 Harte-Hanks Inc                                            4,406,100
    515,900 Interpublic Group of Cos Inc                               6,902,742
     55,800 Omnicom Group Inc                                          4,000,860
    347,300 ServiceMaster Co                                           3,716,110
    280,100 SunGard Data Systems Inc*                                  7,257,391
                                                                     $60,504,915

TELEPHONE & TELECOMMUNICATIONS --- 2.77%
    186,100 CenturyTel Inc                                             6,485,585
                                                                      $6,485,585

TOYS --- 1.82%

    243,425 Hasbro Inc                                                 4,257,503
                                                                      $4,257,503

TOTAL COMMON STOCK --- 94.76%                                       $221,583,617
(Cost $201,495,003)

SHORT-TERM INVESTMENTS

    747,000 Fannie Mae                                                   746,879
               0.980%, July 7, 2003
 11,510,000 Fannie Mae                                                11,510,000
               0.790%, July 1, 2003

TOTAL SHORT-TERM INVESTMENTS --- 5.24%                               $12,256,879
(Cost $12,256,879)

TOTAL ARIEL MID-CAP VALUE PORTFOLIO --- 100%                        $233,840,496
(Cost $213,751,882)

Legend

@ Security has no market value at June 30, 2003.

REIT - Real Estate Investment Trust
* Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003